Nature and Continuance of Operations	12 Months Ended
Apr. 30, 2022
Nature And Continuance Of Operations [Abstract]
Nature and Continuance of Operations [Text Block]

1. Nature and Continuance of Operations

The Company was incorporated on September 26, 2017, under the Business Corporations Act (British Columbia) under the name Vizsla Capital Corp. On March 6, 2018, the Company changed its name to Vizsla Resources Corp. The Company's principal business activity is the exploration of mineral properties. The Company currently conducts substantially all of its operations in Canada and Mexico in one business segment. On February 8, 2021, the Company change its name to Vizsla Silver Corp. (the "Company", "Vizsla Silver"). It is trading on the venture exchange under the symbol VZLA.

On January 21, 2022, Vizsla Silver Corp was listed on the NYSE American and commenced trading under the symbol "VZLA".

The head office and principal address of the Company is located at 700 - 1090 West Georgia Street, Vancouver, B.C., V6E 3V7.

The Company has not yet determined whether its properties contain ore reserves that are economically recoverable. The recoverability of the amounts shown for mineral properties and exploration costs is dependent upon the existence of economically recoverable ore reserves, the ability of the Company to obtain necessary financing to complete the exploration and development of its properties, and upon future profitable production or proceeds from the disposal of properties.

These consolidated financial statements have been prepared using accounting principles applicable to a going concern which assumes the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business rather than through a process of forced liquidation.

The recent outbreak of the coronavirus, also known as "COVID-19", has spread across the globe and is impacting worldwide economic activity. Conditions surrounding the coronavirus continue to rapidly evolve and government authorities have implemented emergency measures to mitigate the spread of the virus. The outbreak and the related mitigation measures may have an adverse impact on global economic conditions as well as on the Company's business activities as it can result in operating, supply chain and project development delays that can materially adversely affect the operations of the Company. Operations at the Panuco-Copala property could be further suspended as actions are taken in an effort to combat the spread of COVID-19. If the exploration or development of the Panuco-Copala property is further suspended or delayed, it may have a material adverse impact on Vizsla's results of operations, financial condition and the trading price of its common shares. The extent to which the coronavirus may impact the Company's business activities will depend on future developments, such as the ultimate geographic spread of the disease, the duration of the outbreak, travel restrictions, business disruptions, and the effectiveness of actions taken in Canada and other countries to contain and treat the disease. These events are highly uncertain and as such, the Company cannot determine their financial impact at this time.